Assets and Liabilities Held for Sale - Summary of Carrying Amounts of the Assets and Liabilities Transferred to the Joint Venture (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Apr. 20, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 164,095			R$ 3,541	R$ 843	R$ 4,117
Accounts receivable	129,312
Prepaid expenses	12,060			13
Income tax and social contributions	62,922
Total current assets	381,953			16,034
Non-current assets
Deferred tax asset – income tax and social contribution	34,129
Property and equipment	15,030
Intangible assets	3,429,925
Total non-current assets	3,696,631			388,070
Total assets	4,078,584			404,104
Current liabilities
Accounts payable to suppliers	55,949
Lease liability	4,133
Accounts payable - Related parties	17,376
Taxes and contributions payable	9,709
Total current liabilities	151,728			4,422
Non-current liabilities
Provisions	23,009
Total non-current liabilities	694,745			132,761
Total liabilities	R$ 846,473			137,183
Boa Vista Servicos S A [member]
Current assets
Cash and cash equivalents		R$ 1,174,989		1,382,268
Accounts receivable		123,093		132,989
Prepaid expenses		18,179		15,287
Income tax and social contributions		58,354		55,536
Other assets		2,228		5,958
Total current assets		1,397,398		1,787,565
Non-current assets
Deferred tax asset – income tax and social contribution		30,626		46,019
Property and equipment		15,488		14,879
Intangible assets		844,635		813,219
Total non-current assets		1,119,175		911,031
Total assets		2,516,573		2,698,596
Current liabilities
Accounts payable to suppliers		53,130		50,994
Lease liability		3,712		3,254
Labor obligations, vacation and social charges		56,842		131,901
Accounts payable - Related parties		145		0
Taxes and contributions payable		5,381		24,355
Other accounts payable		3,483		2,942
Total current liabilities		143,166		435,160
Non-current liabilities
Provisions		21,631		14,074
Total non-current liabilities		75,695		64,212
Total liabilities		218,861		R$ 499,372
Boa Vista Servicos S A [member] | BVRV Participaes S.A [Member]
Current assets
Total current assets		8,235
Non-current assets
Total non-current assets		346,114
Current liabilities
Total current liabilities		R$ 67
Boa Vista Servicos S A [member] | BVRV Participaes S.A [Member] | Assets Held For Sale [Member]
Current assets
Cash and cash equivalents			R$ 1,872
Accounts receivable			6,446
Prepaid expenses			1,169
Income tax and social contributions			60
Other recoverable taxes			893
Other assets			20
Total current assets			10,460
Non-current assets
Deferred tax asset – income tax and social contribution			2,762
Property and equipment			1,731
Intangible assets			153,517
Total non-current assets			158,010
Total assets			168,470
Boa Vista Servicos S A [member] | BVRV Participaes S.A [Member] | Liabilities Held For Sale [member]
Current liabilities
Accounts payable to suppliers			941
Lease liability			22
Labor obligations, vacation and social charges			2,696
Accounts payable - Related parties			821
Taxes and contributions payable			903
Other accounts payable			1,782
Total current liabilities			7,165
Non-current liabilities
Provisions			15,107
Total non-current liabilities			15,107
Total liabilities			R$ 22,272